Revenue - Summary of Revenue (Detail) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Revenue [line items]
Total Revenue	€ 5,579	€ 6,543	€ 13,281	€ 16,464
Up-front payment amortization [member]
Revenue [line items]
Total Revenue	4,231	4,250	8,436	9,087
R&D cost reimbursement and milestone [member]
Revenue [line items]
Total Revenue	1,383	2,040	3,806	4,556
Milestone Revenue [member]
Revenue [line items]
Total Revenue	74	139	1,148	2,639
Revenue from contracts with customers [member]
Revenue [line items]
Total Revenue	5,688	6,429	13,390	16,282
Income from grants on research projects [member]
Revenue [line items]
Total Revenue	€ (109)	€ 114	€ (109)	€ 182